SCHEDULE OF CONVERTIBLE NOTE DERIVATIVE (Details) - Fair Value, Inputs, Level 3 [Member] - Convertible Debt [Member] - Visiox Pharmaceuticals, Inc. [Member]	Dec. 31, 2023	Dec. 03, 2023
Probability [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Present Value Factor	1.50	1.50
Term [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Present Value Factor	0.37	0.40
Present Value Factor [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Present Value Factor	0.95	0.95